RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay High Yield Bond Fund
(the “Fund”)
Supplement dated September 17, 2021 to the Fund’s prospectus (the “Prospectus”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective September 17, 2021 (“Effective Date”), the following changes are made to the Fund’s Prospectus.
In the section entitled “Fund Summary—Principal Investment Strategies,” the fourth paragraph is hereby deleted in its entirety and replaced with the following:
The Sub‑Advisor incorporates environmental, social and governance (“ESG”) factors as part of the investment process to identify and invest in issuers that have appropriate oversight and management of material ESG factors.
ESG Integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. ESG factors are used as part of the investment analysis of corporate issuers and inform the Sub‑Advisor’s portfolio construction decisions. In addition to applying ESG Exclusion / Negative Screening (as defined below) the Fund also uses the outcomes of the Sub‑Advisor’s ESG evaluation to further exclude issuers based on ESG criteria. Issuers deemed to have ‘very high’ ESG risks by the Sub‑Advisor are restricted from investment.
ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Sub‑Advisor, including product-based and conduct-based restrictions. Product-based restrictions exclude issuers and sectors to avoid investments that may contribute to the production or distribution of certain goods associated with significant environmental and societal risks. Conduct-based restrictions exclude issuers who do not adequately address ethical, environmental, and societal risk in their operations.
The ESG Exclusion / Negative Screening applied by the Fund Sub‑Advisor includes:

•	Non‑compliance with the UN Global Compact Principles

•	Producers of controversial and conventional weapons (with certain thresholds of involvement in the case of the latter)
•	Tobacco producers
•	Certain thresholds of involvement in thermal coal mining and power generation
ESG Engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG Engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible.
All fixed income securities held are subject to the Sub‑Advisor’s ESG evaluation. The Sub‑Advisor’s ESG evaluation is part of its wider credit analysis of any issuer held by the Fund. The Sub‑Advisor uses proprietary in‑house ESG research supplemented by external third-party ESG information providers to source information for the implementation of its ESG framework.
In the section entitled “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks—Principal Investment Strategies” the fifth paragraph of the RBC BlueBay High Yield Fund disclosure is hereby deleted in its entirety and replaced with the following:
The Sub‑Advisor incorporates environmental, social and governance (“ESG”) factors as part of the investment process to identify and invest in issuers that have appropriate oversight and management of material ESG factors.
ESG Integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. ESG factors are used as part of the investment analysis of corporate issuers and inform the Sub‑Advisor’s portfolio construction decisions. In addition to applying ESG Exclusion / Negative Screening (as defined below) the Fund also uses the outcomes of the Sub‑Advisor’s ESG evaluation to further exclude issuers based on ESG criteria. Issuers deemed to have ‘very high’ ESG risks by the Sub‑Advisor are restricted from investment.
ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Sub‑Advisor, including product-based and conduct-based restrictions. Product-based restrictions exclude issuers and sectors to avoid investments that may contribute to the production or distribution of certain goods associated with significant environmental and societal risks. Conduct-based restrictions exclude issuers who do not adequately address ethical, environmental, and societal risk in their operations.
The ESG Exclusion / Negative Screening applied by the Fund Sub‑Advisor includes:

•	Non‑compliance with the UN Global Compact Principles
•	Producers of controversial and conventional weapons (with certain thresholds of involvement in the case of the latter)
•	Tobacco producers
•	Certain thresholds of involvement in thermal coal mining and power generation
ESG Engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG Engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible.
All fixed income securities held are subject to the Sub‑Advisor’s ESG evaluation. The Sub‑Advisor’s ESG evaluation is part of its wider credit analysis of any issuer held by the Fund. The Sub‑Advisor uses proprietary in‑house ESG research supplemented by external third-party ESG information providers to source information for the implementation of its ESG framework.
In the section entitled “More on the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks—Additional Risks” the risk disclosure for ESG Strategy Risk is hereby deleted in its entirety and replaced with the following:
ESG Strategy Risk (RBC BlueBay High Yield Bond Fund only). The Fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not take ESG factors into account. The incorporation of ESG factors into the investment analysis which can encourage a greater emphasis on long-term performance may result in the Fund’s forgoing near-term/short-term opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. For instance, the Fund explicitly excludes investments in securities involved in tobacco producers.
A company’s ESG performance or the Sub‑Advisor’s assessment of a company’s ESG performance could vary over time to reflect changes in a company’s ESG performance, which could mean that a company could move from being an investment of the Fund to being divested due to ESG concerns, or conversely change from being previously considered not suitable for investment, to becoming investable. Where companies may subsequently be considered not investable for ESG reasons, there may be a delay such that the Fund is temporarily invested in such companies as the Sub‑Advisor seeks to execute the transactions in an orderly manner to minimize the impact on the Fund. Although ESG information originates from a range of different sources and the assessment of ESG performance is ultimately subjective. As a result, there can be significant differences in interpretations of what it means for a company to qualify for investment. For instance, the Sub‑Advisor may determine that a particular security has demonstrated sufficiently improving management and/or performance practices affecting the quality of its business related to the Sub‑Advisor’s internal priority ESG considerations, such that the Sub‑Advisor considers it is suitable to invest in, while another investor may have a different view.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE